Summary of significant accounting policies (Details 3) - shares	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Total potentially dilutive shares	1,042,814	209,810	650,027	228,466
Warrant [Member]
Total potentially dilutive shares	107,416	87,783	107,410	94,470
Senior Secured Convertible Notes [Member]
Total potentially dilutive shares	889,935	84,756	491,868	100,402
Options [Member]
Total potentially dilutive shares	45,463	37,271	50,749	33,594